UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3010

Fidelity Advisor Series VII

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Health Care Fund

April 30, 2018

AFHC-QTLY-0618
1.800327.114

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Biotechnology - 27.9%
Biotechnology - 27.9%
Abeona Therapeutics, Inc. (a)(b)	600,000	$10,470,000
AC Immune SA (a)	400,000	4,124,000
Acceleron Pharma, Inc. (a)	180,000	6,283,800
Acorda Therapeutics, Inc. (a)	440,000	10,164,000
Alexion Pharmaceuticals, Inc. (a)	530,000	62,343,900
Alnylam Pharmaceuticals, Inc. (a)	240,800	22,762,824
Amgen, Inc.	690,000	120,391,200
AnaptysBio, Inc. (a)	191,100	17,921,358
Argenx SE ADR	234,000	20,503,080
Ascendis Pharma A/S sponsored ADR (a)	281,000	17,705,810
Atara Biotherapeutics, Inc. (a)	500,000	20,175,000
Audentes Therapeutics, Inc. (a)	260,000	9,713,600
BeiGene Ltd. ADR (a)	200,000	33,916,000
Biogen, Inc. (a)	270,000	73,872,000
BioMarin Pharmaceutical, Inc. (a)	100,000	8,351,000
bluebird bio, Inc. (a)	95,330	16,220,400
Blueprint Medicines Corp. (a)	340,000	26,084,800
Cellectis SA sponsored ADR (a)	242,300	6,954,010
CytomX Therapeutics, Inc. (a)	160,100	4,210,630
Five Prime Therapeutics, Inc. (a)	260,000	4,355,000
Global Blood Therapeutics, Inc. (a)	180,000	7,947,000
GlycoMimetics, Inc. (a)(b)	500,000	8,445,000
Heron Therapeutics, Inc. (a)	313,100	9,486,930
Insmed, Inc. (a)	1,039,100	25,281,303
Intercept Pharmaceuticals, Inc. (a)(b)	117,044	7,960,162
La Jolla Pharmaceutical Co. (a)(b)	240,000	6,964,800
Loxo Oncology, Inc. (a)	130,000	16,368,300
Neurocrine Biosciences, Inc. (a)	477,862	38,745,051
Sage Therapeutics, Inc. (a)	5,600	805,952
Sarepta Therapeutics, Inc. (a)	575,000	43,907,000
Spark Therapeutics, Inc. (a)(b)	130,000	9,921,600
TESARO, Inc. (a)(b)	300,000	15,273,000
uniQure B.V. (a)	212,082	6,192,794
Vertex Pharmaceuticals, Inc. (a)	600,000	91,896,000
Xencor, Inc. (a)	459,700	13,326,703
Zai Lab Ltd. ADR (b)	270,000	5,040,900
		804,084,907
Diversified Consumer Services - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc.	220,000	5,726,600
Health Care Equipment & Supplies - 30.4%
Health Care Equipment - 30.0%
Atricure, Inc. (a)	650,000	14,449,500
Baxter International, Inc.	1,100,000	76,450,000
Becton, Dickinson & Co.	855,000	198,248,850
Boston Scientific Corp. (a)	6,000,000	172,320,000
Danaher Corp.	200,000	20,064,000
DexCom, Inc. (a)(b)	509,300	37,270,574
Edwards Lifesciences Corp. (a)	308,000	39,226,880
Fisher & Paykel Healthcare Corp.	900,000	8,073,810
Hologic, Inc. (a)	150,000	5,818,500
Insulet Corp. (a)	472,400	40,626,400
Integra LifeSciences Holdings Corp. (a)	650,000	40,059,500
Intuitive Surgical, Inc. (a)	168,000	74,051,040
Penumbra, Inc. (a)	266,000	33,077,100
Stryker Corp.	440,000	74,544,800
Wright Medical Group NV (a)	1,400,000	27,454,000
		861,734,954
Health Care Supplies - 0.4%
Align Technology, Inc. (a)	50,000	12,492,500

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		874,227,454

Health Care Providers & Services - 21.7%
Health Care Distributors & Services - 1.3%
Amplifon SpA	460,000	8,610,188
EBOS Group Ltd.	1,274,589	15,945,119
Henry Schein, Inc. (a)	154,077	11,709,852
		36,265,159
Health Care Facilities - 1.5%
HCA Holdings, Inc.	440,000	42,125,600
Health Care Services - 1.5%
Diplomat Pharmacy, Inc. (a)	320,000	6,972,800
G1 Therapeutics, Inc.	300,000	11,505,000
Premier, Inc. (a)	290,000	9,567,100
United Drug PLC (United Kingdom)	1,200,000	15,116,166
		43,161,066
Managed Health Care - 17.4%
Cigna Corp.	422,000	72,508,040
Humana, Inc.	486,000	142,971,480
Molina Healthcare, Inc. (a)	180,000	14,985,000
UnitedHealth Group, Inc.	1,150,000	271,860,002
		502,324,522

TOTAL HEALTH CARE PROVIDERS & SERVICES		623,876,347

Health Care Technology - 1.7%
Health Care Technology - 1.7%
athenahealth, Inc. (a)	17,462	2,138,571
Castlight Health, Inc. (a)	336,800	1,263,000
Castlight Health, Inc. Class B (a)	551,100	2,066,625
Teladoc, Inc. (a)(b)	1,000,000	43,000,000
		48,468,196
Internet Software & Services - 0.7%
Internet Software & Services - 0.7%
Benefitfocus, Inc. (a)(b)	640,000	19,328,000
Life Sciences Tools & Services - 1.0%
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	40,000	2,629,600
Hangzhou Tigermed Consulting Co. Ltd. Class A	1,000,000	9,467,474
Lonza Group AG	66,000	16,263,572
		28,360,646
Pharmaceuticals - 14.4%
Pharmaceuticals - 14.4%
Allergan PLC	180,000	27,657,000
AstraZeneca PLC (United Kingdom)	1,280,000	89,603,038
Bristol-Myers Squibb Co.	420,000	21,894,600
CymaBay Therapeutics, Inc. (a)	240,000	2,791,200
Dechra Pharmaceuticals PLC	960,000	36,239,150
Impax Laboratories, Inc. (a)	74,900	1,408,120
Indivior PLC (a)	2,600,000	16,218,352
Jazz Pharmaceuticals PLC (a)	94,000	14,291,760
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	1,600,000	20,971,995
Mylan NV (a)	200,000	7,752,000
MyoKardia, Inc. (a)	131,100	6,476,340
Nektar Therapeutics (a)	680,000	56,888,800
Roche Holding AG (participation certificate)	300,000	66,656,241
RPI International Holdings LP (a)(c)(d)	61,683	8,630,994
The Medicines Company (a)(b)	436,714	13,140,724
TherapeuticsMD, Inc. (a)(b)	295,810	1,626,955
Theravance Biopharma, Inc. (a)(b)	537,235	12,931,246
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	2,500,000	11,309,397
		416,487,912
TOTAL COMMON STOCKS
(Cost $2,124,410,852)		2,820,560,062

Preferred Stocks - 0.8%
Convertible Preferred Stocks - 0.6%
Biotechnology - 0.2%
Biotechnology - 0.2%
BioNTech AG Series A (c)(d)	27,793	6,126,223
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (a)(c)(d)	322,145	2,061,728
Software - 0.1%
Application Software - 0.1%
Outset Medical, Inc. Series C (c)(d)	1,003,280	2,738,954
Textiles, Apparel & Luxury Goods - 0.2%
Textiles - 0.2%
Generation Bio Series B (c)(d)	52,700	481,978
Harmony Biosciences II, Inc. Series A (c)(d)	4,262,580	4,262,580
		4,744,558

TOTAL CONVERTIBLE PREFERRED STOCKS		15,671,463

Nonconvertible Preferred Stocks - 0.2%
Health Care Equipment & Supplies - 0.2%
Health Care Equipment - 0.2%
Sartorius AG (non-vtg.)	40,000	6,173,251
TOTAL PREFERRED STOCKS
(Cost $18,375,761)		21,844,714

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 1.74% (e)	34,514,241	34,521,144
Fidelity Securities Lending Cash Central Fund 1.74% (e)(f)	75,836,226	75,843,809
TOTAL MONEY MARKET FUNDS
(Cost $110,364,954)		110,364,953
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $2,253,151,567)		2,952,769,729
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(74,335,497)
NET ASSETS - 100%		$2,878,434,232

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,302,457 or 0.8% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$2,121,583
BioNTech AG Series A	12/29/17	$6,086,907
Generation Bio Series B	2/21/18	$481,978
Harmony Biosciences II, Inc. Series A	9/22/17	$4,262,580
Outset Medical, Inc. Series C	4/19/17	$2,600,000
RPI International Holdings LP	5/21/15 - 3/23/16	$8,207,868

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$475,067
Fidelity Securities Lending Cash Central Fund	643,002
Total	$1,118,069

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,820,560,062	$2,613,920,923	$198,008,145	$8,630,994
Preferred Stocks	21,844,714	6,173,251	--	15,671,463
Money Market Funds	110,364,953	110,364,953	--	--
Total Investments in Securities:	$2,952,769,729	$2,730,459,127	$198,008,145	$24,302,457

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Financial Services Fund

April 30, 2018

AFFS-QTLY-0618
1.800326.114

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Banks - 34.5%
Diversified Banks - 16.8%
Bank of America Corp.	868,656	$25,990,187
Citigroup, Inc.	379,105	25,881,498
JPMorgan Chase & Co.	175,931	19,137,774
Wells Fargo & Co.	300,078	15,592,053
		86,601,512
Regional Banks - 17.7%
Bank of the Ozarks, Inc.	123,100	5,761,080
CoBiz, Inc.	171,891	3,463,604
East West Bancorp, Inc.	92,400	6,155,688
First Citizen Bancshares, Inc.	2,500	1,080,725
First Horizon National Corp.	45,000	823,500
First Republic Bank	23,700	2,201,019
Huntington Bancshares, Inc.	1,517,920	22,632,187
M&T Bank Corp.	30,800	5,613,916
PNC Financial Services Group, Inc.	126,431	18,409,618
Popular, Inc.	82,817	3,833,599
Preferred Bank, Los Angeles	19,400	1,236,556
Prosperity Bancshares, Inc.	4,000	287,080
Signature Bank (a)	52,700	6,700,805
SunTrust Banks, Inc.	178,500	11,923,800
United Community Bank, Inc.	18,400	587,512
Wintrust Financial Corp.	10,200	912,390
		91,623,079

TOTAL BANKS		178,224,591

Capital Markets - 24.8%
Asset Management & Custody Banks - 5.6%
Apollo Global Management LLC Class A	100,000	2,884,000
BlackRock, Inc. Class A	21,800	11,368,700
Northern Trust Corp.	128,100	13,674,675
Oaktree Capital Group LLC Class A	33,300	1,315,350
		29,242,725
Financial Exchanges & Data - 3.7%
Cboe Global Markets, Inc.	83,473	8,913,247
IntercontinentalExchange, Inc.	140,220	10,160,341
		19,073,588
Investment Banking & Brokerage - 15.5%
E*TRADE Financial Corp. (a)	368,980	22,389,706
Goldman Sachs Group, Inc.	96,940	23,103,710
Greenhill & Co., Inc.	19,200	389,760
Hamilton Lane, Inc. Class A	57,300	2,398,005
Investment Technology Group, Inc.	143,575	2,903,087
Lazard Ltd. Class A	61,200	3,330,504
PJT Partners, Inc.	25,700	1,426,093
TD Ameritrade Holding Corp.	416,700	24,206,103
		80,146,968

TOTAL CAPITAL MARKETS		128,463,281

Consumer Finance - 10.2%
Consumer Finance - 10.2%
Capital One Financial Corp.	279,838	25,358,920
Discover Financial Services	43,400	3,092,250
OneMain Holdings, Inc. (a)	85,600	2,640,760
SLM Corp. (a)	674,600	7,744,408
Synchrony Financial	423,900	14,060,763
		52,897,101
Diversified Financial Services - 3.4%
Multi-Sector Holdings - 3.4%
Berkshire Hathaway, Inc. Class B (a)	90,019	17,439,381
Insurance - 21.0%
Life & Health Insurance - 5.6%
MetLife, Inc.	368,900	17,585,463
Torchmark Corp.	128,580	11,153,029
		28,738,492
Multi-Line Insurance - 5.5%
American International Group, Inc.	198,800	11,132,800
Hartford Financial Services Group, Inc.	326,800	17,594,912
		28,727,712
Property & Casualty Insurance - 7.9%
Aspen Insurance Holdings Ltd.	16,700	708,915
Axis Capital Holdings Ltd.	20,200	1,185,740
Chubb Ltd.	80,027	10,857,263
FNF Group	196,050	7,220,522
Hiscox Ltd.	106,800	2,189,300
The Travelers Companies, Inc.	141,300	18,595,080
		40,756,820
Reinsurance - 2.0%
Reinsurance Group of America, Inc.	70,100	10,472,940

TOTAL INSURANCE		108,695,964

IT Services - 2.1%
Data Processing & Outsourced Services - 2.1%
Visa, Inc. Class A	45,620	5,788,266
WEX, Inc. (a)	30,600	4,954,752
		10,743,018
Mortgage Real Estate Investment Trusts - 0.4%
Mortgage REITs - 0.4%
AGNC Investment Corp.	119,800	2,266,616
Software - 0.6%
Application Software - 0.6%
Black Knight, Inc. (a)	60,583	2,947,363
Thrifts & Mortgage Finance - 1.0%
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp. (a)	350,400	3,511,008
NMI Holdings, Inc. (a)	40,600	562,310
Radian Group, Inc.	66,700	953,810
		5,027,128
TOTAL COMMON STOCKS
(Cost $453,134,442)		506,704,443

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 1.74% (b)	11,553,530	11,555,841
Fidelity Securities Lending Cash Central Fund 1.74% (b)(c)	12	12
TOTAL MONEY MARKET FUNDS
(Cost $11,555,853)		11,555,853
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $464,690,295)		518,260,296
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,088,259)
NET ASSETS - 100%		$517,172,037

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$74,004
Fidelity Securities Lending Cash Central Fund	830
Total	$74,834

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Industrials Fund

April 30, 2018

AFCY-QTLY-0618
1.800323.114

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Aerospace & Defense - 28.4%
Aerospace & Defense - 28.4%
Axon Enterprise, Inc. (a)	68,500	$2,875,630
Bombardier, Inc. Class B (sub. vtg.) (a)	2,917,100	9,019,734
Elbit Systems Ltd.	31,700	3,665,154
General Dynamics Corp.	167,462	33,711,775
Huntington Ingalls Industries, Inc.	38,900	9,460,869
Moog, Inc. Class A	60,500	4,959,185
Northrop Grumman Corp.	119,200	38,387,168
Raytheon Co.	101,500	20,801,410
Spirit AeroSystems Holdings, Inc. Class A	87,800	7,056,486
Teledyne Technologies, Inc. (a)	31,065	5,811,951
Textron, Inc.	109,400	6,798,116
The Boeing Co.	95,600	31,888,336
TransDigm Group, Inc.	27,700	8,879,789
United Technologies Corp.	419,951	50,457,114
		233,772,717
Air Freight & Logistics - 4.4%
Air Freight & Logistics - 4.4%
Air Transport Services Group, Inc. (a)	26,990	546,278
FedEx Corp.	106,400	26,302,080
XPO Logistics, Inc. (a)	97,500	9,473,100
		36,321,458
Airlines - 4.6%
Airlines - 4.6%
Allegiant Travel Co.	33,100	5,304,275
Delta Air Lines, Inc.	226,300	11,817,386
Southwest Airlines Co.	259,100	13,688,253
Spirit Airlines, Inc. (a)	197,100	7,040,412
		37,850,326
Building Products - 3.4%
Building Products - 3.4%
A.O. Smith Corp.	107,884	6,618,683
Fortune Brands Home & Security, Inc.	22,100	1,208,649
Johnson Controls International PLC	242,600	8,216,862
Masco Corp.	309,200	11,709,404
		27,753,598
Commercial Services & Supplies - 2.7%
Diversified Support Services - 1.3%
Cintas Corp.	62,400	10,626,720
Environmental & Facility Services - 1.4%
Waste Connection, Inc. (United States)	165,400	11,958,420

TOTAL COMMERCIAL SERVICES & SUPPLIES		22,585,140

Construction & Engineering - 4.1%
Construction & Engineering - 4.1%
AECOM (a)	23,821	820,395
Fluor Corp.	188,700	11,123,865
Jacobs Engineering Group, Inc.	217,300	12,622,957
KBR, Inc.	563,400	9,403,146
		33,970,363
Electrical Equipment - 6.8%
Electrical Components & Equipment - 6.6%
Acuity Brands, Inc.	30,900	3,700,893
AMETEK, Inc.	207,926	14,513,235
Emerson Electric Co.	214,400	14,238,304
Fortive Corp.	307,566	21,624,965
		54,077,397
Heavy Electrical Equipment - 0.2%
Melrose Industries PLC	699,989	2,197,179

TOTAL ELECTRICAL EQUIPMENT		56,274,576

Electronic Equipment & Components - 0.9%
Electronic Equipment & Instruments - 0.9%
ADT, Inc.	801,700	7,143,147
Household Durables - 0.4%
Homebuilding - 0.4%
TRI Pointe Homes, Inc. (a)	194,600	3,329,606
Industrial Conglomerates - 10.5%
Industrial Conglomerates - 10.5%
General Electric Co.	2,471,248	34,770,459
Honeywell International, Inc.	280,733	40,616,450
ITT, Inc.	229,500	11,220,255
		86,607,164
Machinery - 20.1%
Agricultural & Farm Machinery - 1.5%
Deere & Co.	89,800	12,152,634
Construction Machinery & Heavy Trucks - 6.4%
Allison Transmission Holdings, Inc.	454,600	17,724,854
Caterpillar, Inc.	154,600	22,318,056
WABCO Holdings, Inc. (a)	47,100	6,075,429
Wabtec Corp. (b)	73,000	6,483,130
		52,601,469
Industrial Machinery - 12.2%
Flowserve Corp.	111,700	4,960,597
Gardner Denver Holdings, Inc.	425,300	13,452,239
IDEX Corp.	53,629	7,168,052
Ingersoll-Rand PLC	271,600	22,784,524
Lincoln Electric Holdings, Inc.	90,100	7,466,587
Parker Hannifin Corp.	84,400	13,893,928
SMC Corp.	5,700	2,175,302
Snap-On, Inc.	114,700	16,660,175
The Weir Group PLC	145,600	4,281,559
Xylem, Inc.	106,800	7,785,720
		100,628,683

TOTAL MACHINERY		165,382,786

Professional Services - 3.1%
Research & Consulting Services - 3.1%
IHS Markit Ltd. (a)	431,200	21,184,856
Nielsen Holdings PLC	141,000	4,434,450
		25,619,306
Road & Rail - 6.8%
Railroads - 6.2%
Genesee & Wyoming, Inc. Class A (a)	17,400	1,238,880
Norfolk Southern Corp.	109,100	15,652,577
Union Pacific Corp.	254,600	34,022,198
		50,913,655
Trucking - 0.6%
J.B. Hunt Transport Services, Inc.	44,884	5,270,728

TOTAL ROAD & RAIL		56,184,383

Specialty Retail - 1.0%
Home Improvement Retail - 1.0%
Lowe's Companies, Inc.	96,000	7,913,280
Trading Companies & Distributors - 2.2%
Trading Companies & Distributors - 2.2%
Bunzl PLC	218,900	6,361,702
Univar, Inc. (a)	413,900	11,407,084
		17,768,786
TOTAL COMMON STOCKS
(Cost $660,472,151)		818,476,636

Nonconvertible Preferred Stocks - 0.3%
Airlines - 0.3%
Airlines - 0.3%
Azul SA (a)
(Cost $2,256,295)	210,900	2,191,356

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 1.74% (c)	3,267,803	3,268,457
Fidelity Securities Lending Cash Central Fund 1.74% (c)(d)	4,253,107	4,253,532
TOTAL MONEY MARKET FUNDS
(Cost $7,521,989)		7,521,989
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $670,250,435)		828,189,981
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(4,762,120)
NET ASSETS - 100%		$823,427,861

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$56,166
Fidelity Securities Lending Cash Central Fund	30,142
Total	$86,308

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Consumer Discretionary Fund

April 30, 2018

AFCI-QTLY-0618
1.800322.114

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Air Freight & Logistics - 0.1%
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. (a)	3,500	$340,060
Auto Components - 0.2%
Auto Parts & Equipment - 0.2%
Aptiv PLC	7,300	617,434
Tenneco, Inc.	400	17,876
		635,310
Automobiles - 2.4%
Automobile Manufacturers - 2.4%
Ferrari NV	5,100	625,668
General Motors Co.	47,200	1,734,128
Tesla, Inc. (a)	16,800	4,937,520
Thor Industries, Inc.	9,300	987,102
		8,284,418
Beverages - 0.8%
Distillers & Vintners - 0.7%
Constellation Brands, Inc. Class A (sub. vtg.)	9,800	2,284,674
Soft Drinks - 0.1%
Monster Beverage Corp. (a)	8,816	484,880

TOTAL BEVERAGES		2,769,554

Building Products - 0.1%
Building Products - 0.1%
Masco Corp.	11,900	450,653
Chemicals - 0.1%
Specialty Chemicals - 0.1%
Sherwin-Williams Co.	700	257,362
Commercial Services & Supplies - 0.2%
Diversified Support Services - 0.2%
Copart, Inc. (a)	13,600	694,688
Distributors - 0.6%
Distributors - 0.6%
LKQ Corp. (a)	48,400	1,501,368
Pool Corp.	3,900	541,359
		2,042,727
Diversified Consumer Services - 0.9%
Education Services - 0.7%
Adtalem Global Education, Inc. (a)	8,900	423,640
Grand Canyon Education, Inc. (a)	13,600	1,414,264
New Oriental Education & Technology Group, Inc. sponsored ADR	3,900	350,376
		2,188,280
Specialized Consumer Services - 0.2%
Service Corp. International	4,200	153,342
ServiceMaster Global Holdings, Inc. (a)	9,300	470,580
Weight Watchers International, Inc. (a)	2,500	175,125
		799,047

TOTAL DIVERSIFIED CONSUMER SERVICES		2,987,327

Electronic Equipment & Components - 0.1%
Electronic Equipment & Instruments - 0.1%
ADT, Inc.	28,000	249,480
Food & Staples Retailing - 1.1%
Food Distributors - 0.8%
Performance Food Group Co. (a)	79,400	2,576,530
Hypermarkets & Super Centers - 0.3%
Costco Wholesale Corp.	2,400	473,184
Walmart, Inc.	6,800	601,528
		1,074,712

TOTAL FOOD & STAPLES RETAILING		3,651,242

Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
National Vision Holdings, Inc.	4,200	139,776
Hotels, Restaurants & Leisure - 23.9%
Casinos & Gaming - 3.8%
Boyd Gaming Corp.	17,100	567,891
Caesars Entertainment Corp. (a)	68,200	774,070
Churchill Downs, Inc.	1,900	521,740
Eldorado Resorts, Inc. (a)	49,137	1,990,049
Las Vegas Sands Corp.	69,080	5,065,636
Melco Crown Entertainment Ltd. sponsored ADR	13,400	418,214
MGM Mirage, Inc.	78,700	2,472,754
Penn National Gaming, Inc. (a)	28,796	872,807
PlayAGS, Inc. (a)	10,300	232,883
Wynn Resorts Ltd.	1,891	352,085
		13,268,129
Hotels, Resorts & Cruise Lines - 8.5%
Accor SA	4,800	271,681
Bluegreen Vacations Corp.	39,000	907,530
Carnival Corp.	43,400	2,736,804
Hilton Grand Vacations, Inc. (a)	45,000	1,935,000
Hilton Worldwide Holdings, Inc.	74,100	5,842,044
Hyatt Hotels Corp. Class A	11,100	853,257
ILG, Inc.	2,000	68,260
Marriott International, Inc. Class A	42,075	5,750,811
Marriott Vacations Worldwide Corp.	14,000	1,716,540
Royal Caribbean Cruises Ltd.	48,100	5,203,939
Wyndham Worldwide Corp.	34,720	3,965,371
		29,251,237
Leisure Facilities - 1.2%
Cedar Fair LP (depositary unit)	5,300	359,022
Drive Shack, Inc. (a)	39,600	215,028
Planet Fitness, Inc. (a)	13,300	535,857
Vail Resorts, Inc.	13,240	3,036,064
		4,145,971
Restaurants - 10.4%
ARAMARK Holdings Corp.	34,900	1,304,911
Chipotle Mexican Grill, Inc. (a)	500	211,665
Compass Group PLC	10,100	216,913
Darden Restaurants, Inc.	16,361	1,519,282
Del Frisco's Restaurant Group, Inc. (a)	19,000	302,100
Del Taco Restaurants, Inc. (a)	7,325	81,747
DineEquity, Inc.	3,100	245,954
Domino's Pizza, Inc.	7,500	1,812,975
Dunkin' Brands Group, Inc.	27,400	1,670,304
Jack in the Box, Inc.	6,100	547,170
McDonald's Corp.	81,500	13,646,360
Papa John's International, Inc. (b)	5,200	322,400
Restaurant Brands International, Inc.	28,800	1,567,239
Ruth's Hospitality Group, Inc.	14,754	396,145
Shake Shack, Inc. Class A (a)	6,600	314,226
Starbucks Corp.	138,276	7,960,549
Texas Roadhouse, Inc. Class A	10,300	660,024
U.S. Foods Holding Corp. (a)	57,500	1,965,350
Wingstop, Inc.	9,900	483,714
Yum! Brands, Inc.	9,000	783,900
		36,012,928

TOTAL HOTELS, RESTAURANTS & LEISURE		82,678,265

Household Durables - 2.8%
Home Furnishings - 0.2%
Mohawk Industries, Inc. (a)	3,900	818,532
Homebuilding - 2.4%
Cavco Industries, Inc. (a)	3,600	613,260
D.R. Horton, Inc.	61,800	2,727,852
Lennar Corp.:
Class A	38,700	2,046,843
Class B	446	19,040
LGI Homes, Inc. (a)(b)	3,000	207,600
New Home Co. LLC (a)	12,500	124,750
NVR, Inc. (a)	500	1,550,000
Taylor Morrison Home Corp. (a)	9,200	218,592
TopBuild Corp. (a)	1,400	111,580
TRI Pointe Homes, Inc. (a)	41,500	710,065
		8,329,582
Household Appliances - 0.2%
Techtronic Industries Co. Ltd.	94,000	550,670

TOTAL HOUSEHOLD DURABLES		9,698,784

Internet & Direct Marketing Retail - 25.2%
Internet & Direct Marketing Retail - 25.2%
Amazon.com, Inc. (a)	39,980	62,613,879
Boohoo.Com PLC (a)	81,800	206,422
Liberty Interactive Corp. QVC Group Series A (a)	62,569	1,464,740
Netflix, Inc. (a)	41,483	12,961,778
The Booking Holdings, Inc. (a)	4,600	10,018,800
Wayfair LLC Class A (a)	839	52,270
Zalando SE (a)(c)	1,600	82,600
		87,400,489
Internet Software & Services - 0.7%
Internet Software & Services - 0.7%
2U, Inc. (a)	11,302	909,698
Alphabet, Inc. Class A (a)	1,500	1,527,870
CarGurus, Inc. Class A	400	12,368
MINDBODY, Inc. (a)	2,800	111,020
		2,560,956
IT Services - 0.4%
Data Processing & Outsourced Services - 0.4%
Global Payments, Inc.	4,400	497,420
PayPal Holdings, Inc. (a)	10,600	790,866
		1,288,286
Leisure Products - 0.6%
Leisure Products - 0.6%
Mattel, Inc. (b)	129,200	1,912,160
Media - 11.0%
Advertising - 0.0%
Interpublic Group of Companies, Inc.	4,500	106,155
Broadcasting - 0.2%
CBS Corp. Class B	13,619	670,055
Cable & Satellite - 6.0%
Charter Communications, Inc. Class A (a)	34,394	9,330,748
Comcast Corp. Class A	335,600	10,534,484
Naspers Ltd. Class N	3,300	803,945
		20,669,177
Movies & Entertainment - 4.8%
Cinemark Holdings, Inc.	36,300	1,421,871
Liberty Media Corp. Liberty Formula One Group Series C (a)	8,500	250,920
Lions Gate Entertainment Corp. Class B	1,800	41,436
Live Nation Entertainment, Inc. (a)	9,300	367,071
The Walt Disney Co.	124,106	12,451,555
Time Warner, Inc.	18,600	1,763,280
Twenty-First Century Fox, Inc. Class A	8,600	314,416
		16,610,549

TOTAL MEDIA		38,055,936

Multiline Retail - 4.6%
Department Stores - 0.5%
Future Retail Ltd.	35,755	323,068
Kohl's Corp.	5,400	335,448
Macy's, Inc.	32,000	994,240
		1,652,756
General Merchandise Stores - 4.1%
B&M European Value Retail S.A.	71,554	399,255
Dollar General Corp.	32,200	3,108,266
Dollar Tree, Inc. (a)	100,900	9,675,301
Ollie's Bargain Outlet Holdings, Inc. (a)	4,600	286,120
Target Corp.	12,900	936,540
		14,405,482

TOTAL MULTILINE RETAIL		16,058,238

Personal Products - 0.0%
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	1,100	162,899
Real Estate Management & Development - 0.1%
Real Estate Services - 0.1%
Redfin Corp. (b)	12,800	273,920
Software - 0.2%
Application Software - 0.1%
Adobe Systems, Inc. (a)	1,200	265,920
Home Entertainment Software - 0.1%
Activision Blizzard, Inc.	4,500	298,575

TOTAL SOFTWARE		564,495

Specialty Retail - 17.3%
Apparel Retail - 4.9%
Burlington Stores, Inc. (a)	34,100	4,632,485
Inditex SA	10,638	331,181
Ross Stores, Inc.	72,169	5,834,864
The Children's Place Retail Stores, Inc.	5,800	739,790
TJX Companies, Inc.	62,411	5,295,573
		16,833,893
Automotive Retail - 2.0%
AutoZone, Inc. (a)	4,300	2,685,436
Monro, Inc.	4,100	229,395
O'Reilly Automotive, Inc. (a)	15,512	3,972,158
		6,886,989
Home Improvement Retail - 9.9%
Floor & Decor Holdings, Inc. Class A	6,200	344,658
Home Depot, Inc.	136,320	25,191,936
Lowe's Companies, Inc.	104,200	8,589,206
		34,125,800
Specialty Stores - 0.5%
Tiffany & Co., Inc.	2,300	236,509
Ulta Beauty, Inc. (a)	6,700	1,681,097
		1,917,606

TOTAL SPECIALTY RETAIL		59,764,288

Technology Hardware, Storage & Peripherals - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.	5,000	826,300
Textiles, Apparel & Luxury Goods - 5.4%
Apparel, Accessories & Luxury Goods - 3.1%
adidas AG	2,999	738,443
Canada Goose Holdings, Inc. (a)	10,200	378,622
Carter's, Inc.	9,600	963,072
G-III Apparel Group Ltd. (a)	14,400	525,456
Kering SA	700	405,415
lululemon athletica, Inc. (a)	2,200	219,560
LVMH Moet Hennessy - Louis Vuitton SA (b)	3,031	1,054,825
Prada SpA	109,400	555,085
PVH Corp.	28,099	4,486,567
Swatch Group AG (Bearer)	380	183,481
Tapestry, Inc.	13,300	715,141
VF Corp.	4,300	347,741
		10,573,408
Footwear - 2.3%
NIKE, Inc. Class B	118,534	8,106,540

TOTAL TEXTILES, APPAREL & LUXURY GOODS		18,679,948

Tobacco - 0.1%
Tobacco - 0.1%
Philip Morris International, Inc.	6,100	500,200
TOTAL COMMON STOCKS
(Cost $249,892,814)		342,927,761

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 1.74% (d)	2,537,046	2,537,553
Fidelity Securities Lending Cash Central Fund 1.74% (d)(e)	3,430,360	3,430,703
TOTAL MONEY MARKET FUNDS
(Cost $5,968,265)		5,968,256
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $255,861,079)		348,896,017
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(2,731,609)
NET ASSETS - 100%		$346,164,408

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $82,600 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,261
Fidelity Securities Lending Cash Central Fund	21,321
Total	$43,582

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$342,927,761	$339,640,168	$3,287,593	$--
Money Market Funds	5,968,256	5,968,256	--	--
Total Investments in Securities:	$348,896,017	$345,608,424	$3,287,593	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$4,068,581
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Utilities Fund

April 30, 2018

AFUG-QTLY-0618
1.800331.114

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Electric Utilities - 48.0%
Electric Utilities - 48.0%
Edison International	90,200	$5,909,904
Eversource Energy	216,600	13,050,150
Exelon Corp.	586,291	23,264,027
FirstEnergy Corp.	552,960	19,021,824
Great Plains Energy, Inc.	351,400	11,501,322
NextEra Energy, Inc.	217,250	35,609,449
PG&E Corp.	310,271	14,303,493
PPL Corp.	173,223	5,040,789
Vistra Energy Corp. (a)	479,588	10,958,586
Westar Energy, Inc.	183,051	9,917,703
		148,577,247
Equity Real Estate Investment Trusts (REITs) - 0.6%
Specialized REITs - 0.6%
InfraReit, Inc.	86,395	1,841,077
Gas Utilities - 2.3%
Gas Utilities - 2.3%
South Jersey Industries, Inc. (b)	231,400	7,150,260
Independent Power and Renewable Electricity Producers - 14.4%
Independent Power Producers & Energy Traders - 11.5%
NRG Energy, Inc.	577,272	17,895,432
NRG Yield, Inc. Class C	138,500	2,465,300
The AES Corp.	1,235,520	15,122,765
		35,483,497
Renewable Electricity - 2.9%
NextEra Energy Partners LP	215,630	8,985,302

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		44,468,799

Media - 6.6%
Cable & Satellite - 2.5%
Comcast Corp. Class A	244,500	7,674,855
Movies & Entertainment - 4.1%
Time Warner, Inc.	133,900	12,693,720

TOTAL MEDIA		20,368,575

Multi-Utilities - 21.6%
Multi-Utilities - 21.6%
Avangrid, Inc.	198,330	10,453,974
Dominion Resources, Inc.	254,700	16,952,832
Public Service Enterprise Group, Inc.	289,738	15,109,837
SCANA Corp.	68,400	2,515,068
Sempra Energy	196,268	21,942,762
		66,974,473
Oil, Gas & Consumable Fuels - 2.8%
Oil & Gas Storage & Transport - 2.8%
Boardwalk Pipeline Partners, LP	69,700	792,489
Cheniere Energy Partners LP Holdings LLC	135,097	3,769,206
Cheniere Energy, Inc. (a)	72,966	4,243,703
		8,805,398
TOTAL COMMON STOCKS
(Cost $241,423,833)		298,185,829

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 1.74% (c)	10,312,270	10,314,332
Fidelity Securities Lending Cash Central Fund 1.74% (c)(d)	1,206,379	1,206,500
TOTAL MONEY MARKET FUNDS
(Cost $11,520,833)		11,520,832
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $252,944,666)		309,706,661
NET OTHER ASSETS (LIABILITIES) - 0.0%		106,539
NET ASSETS - 100%		$309,813,200

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$34,926
Fidelity Securities Lending Cash Central Fund	1,711
Total	$36,637

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Technology Fund

April 30, 2018

AFTF-QTLY-0618
1.800330.114

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Air Freight & Logistics - 0.2%
Air Freight & Logistics - 0.2%
Best, Inc. ADR (a)	312,800	$3,487,720
Automobiles - 4.4%
Automobile Manufacturers - 4.4%
Tesla, Inc. (a)(b)	297,109	87,320,335
Biotechnology - 0.3%
Biotechnology - 0.3%
BeiGene Ltd. ADR (b)	38,700	6,562,746
Communications Equipment - 1.5%
Communications Equipment - 1.5%
Applied Optoelectronics, Inc. (a)(b)	38,800	1,240,048
Cisco Systems, Inc.	180,600	7,998,774
CommScope Holding Co., Inc. (b)	122,600	4,685,772
Hytera Communications Corp. Ltd. Class A	3,378,700	5,542,219
Lumentum Holdings, Inc. (a)(b)	36,000	1,816,200
Palo Alto Networks, Inc. (b)	27,100	5,217,021
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	390,400	2,947,520
		29,447,554
Diversified Consumer Services - 0.9%
Education Services - 0.9%
China Online Education Group sponsored ADR (a)(b)	2,563	28,603
TAL Education Group ADR	494,042	17,993,010
		18,021,613
Diversified Financial Services - 0.2%
Other Diversified Financial Services - 0.2%
Jianpu Technology, Inc. ADR (b)	559,600	3,061,012
Electrical Equipment - 0.1%
Electrical Components & Equipment - 0.1%
BizLink Holding, Inc.	148,010	1,091,031
Electronic Equipment & Components - 2.5%
Electronic Components - 0.2%
E Ink Holdings, Inc.	2,498,000	2,759,131
Ledlink Optics, Inc.	608,609	795,263
		3,554,394
Electronic Equipment & Instruments - 1.3%
Chroma ATE, Inc.	2,752,173	13,814,074
Trimble, Inc. (b)	373,496	12,922,962
		26,737,036
Technology Distributors - 1.0%
Dell Technologies, Inc. (b)	274,760	19,719,525

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		50,010,955

Health Care Technology - 0.0%
Health Care Technology - 0.0%
Ping An Healthcare and Technology Co. Ltd. (b)	41,000	286,266
Internet & Direct Marketing Retail - 1.9%
Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc. (b)	13,100	20,516,303
Netflix, Inc. (b)	52,900	16,529,134
		37,045,437
Internet Software & Services - 13.1%
Internet Software & Services - 13.1%
Alibaba Group Holding Ltd. sponsored ADR (b)	277,200	49,491,288
Alphabet, Inc.:
Class A (b)	27,087	27,590,276
Class C (b)	27,155	27,625,596
eBay, Inc. (b)	120,300	4,556,964
Endurance International Group Holdings, Inc. (b)	109,664	806,030
Envestnet, Inc. (b)	145	7,874
Facebook, Inc. Class A (b)	113,111	19,455,092
GoDaddy, Inc. (b)	173,700	11,214,072
LogMeIn, Inc.	142,333	15,685,097
MercadoLibre, Inc.	37,700	12,803,297
MongoDB, Inc. Class A (a)	4,600	165,554
NetEase, Inc. ADR	53,700	13,804,659
New Relic, Inc. (b)	67,400	4,710,586
Nutanix, Inc.:
Class A (b)	242,200	12,252,898
Class B (c)	39,963	2,021,728
Okta, Inc.	50,900	2,179,029
SMS Co., Ltd.	312,400	11,859,312
Tencent Holdings Ltd.	420,400	20,668,095
Xunlei Ltd. sponsored ADR (a)(b)	747,844	9,714,494
Yandex NV Series A (b)	340,400	11,355,744
		257,967,685
IT Services - 6.9%
Data Processing & Outsourced Services - 4.1%
Ceridian HCM Holding, Inc.	6,600	208,428
FleetCor Technologies, Inc. (b)	105,900	21,950,952
Global Payments, Inc.	68,300	7,721,315
PayPal Holdings, Inc. (b)	502,400	37,484,064
Square, Inc. (b)	220,500	10,438,470
Total System Services, Inc.	38,153	3,207,141
		81,010,370
IT Consulting & Other Services - 2.8%
Cognizant Technology Solutions Corp. Class A	573,609	46,932,688
DXC Technology Co.	86,400	8,904,384
		55,837,072

TOTAL IT SERVICES		136,847,442

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (b)(d)	387,462	803,972
Machinery - 1.0%
Industrial Machinery - 1.0%
Minebea Mitsumi, Inc.	1,010,700	20,312,001
Media - 0.8%
Advertising - 0.0%
iCar Asia Ltd. (b)	1,356,145	253,288
iCar Asia Ltd. warrants 6/12/19 (b)	199,433	11,773
		265,061
Cable & Satellite - 0.7%
Naspers Ltd. Class N	52,900	12,887,475
Publishing - 0.1%
China Literature Ltd. (b)(c)	273,903	2,206,317

TOTAL MEDIA		15,358,853

Professional Services - 0.1%
Human Resource & Employment Services - 0.1%
WageWorks, Inc. (b)	28,744	1,197,188
Real Estate Management & Development - 0.1%
Real Estate Services - 0.1%
Relo Group, Inc.	75,000	1,691,822
Semiconductors & Semiconductor Equipment - 21.6%
Semiconductor Equipment - 4.5%
ASM Pacific Technology Ltd.	1,181,400	16,189,121
ASML Holding NV	44,600	8,404,870
Ferrotec Holdings Corp.	247,100	5,551,387
GlobalWafers Co. Ltd.	549,400	8,847,520
KLA-Tencor Corp.	107,800	10,967,572
Lam Research Corp.	25,300	4,682,018
Screen Holdings Co. Ltd.	61,900	5,101,711
Sino-American Silicon Products, Inc.	6,887,000	29,506,087
SunEdison, Inc. (b)(d)	500	0
		89,250,286
Semiconductors - 17.1%
Acacia Communications, Inc. (b)	28,600	805,090
Advanced Micro Devices, Inc. (a)(b)	864,800	9,409,024
ams AG	297,644	24,742,596
ASPEED Tech, Inc.	79,282	2,259,815
Broadcom, Inc.	47,000	10,782,740
ChipMOS TECHNOLOGIES, Inc. sponsored ADR (a)	107,627	1,482,024
Cree, Inc. (b)	244,400	9,121,008
Global Unichip Corp.	257,000	2,413,751
Himax Technologies, Inc. sponsored ADR (a)	2,132,645	14,544,639
Inphi Corp. (a)(b)	168,500	4,815,730
Intel Corp.	389,600	20,111,152
International Quantum Epitaxy PLC (a)(b)	4,508,942	6,530,248
MACOM Technology Solutions Holdings, Inc.(a)(b)	443,200	7,365,984
Marvell Technology Group Ltd.	1,061,261	21,288,896
Micron Technology, Inc. (b)	101,800	4,680,764
Monolithic Power Systems, Inc.	41,401	4,848,057
Nanya Technology Corp.	12,342,000	38,351,134
NVIDIA Corp.	407,450	91,635,505
Qualcomm, Inc.	1,007,950	51,415,530
Renesas Electronics Corp. (b)	146,000	1,533,187
Semtech Corp. (b)	110,998	4,362,221
Silicon Laboratories, Inc. (b)	21,100	1,960,190
Silicon Motion Technology Corp. sponsored ADR	40,588	1,834,983
Win Semiconductors Corp.	24,000	179,640
		336,473,908

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		425,724,194

Software - 40.5%
Application Software - 19.2%
Adobe Systems, Inc. (b)	262,516	58,173,546
Altair Engineering, Inc. Class A (b)	7,300	211,554
Atlassian Corp. PLC (b)	33,300	1,864,134
Autodesk, Inc. (b)	341,300	42,969,670
Citrix Systems, Inc. (b)	390,500	40,186,355
Ellie Mae, Inc. (b)	90,900	8,805,483
HubSpot, Inc. (b)	6,900	730,710
Intuit, Inc.	118,400	21,879,136
Parametric Technology Corp. (b)	702,040	57,812,994
Pivotal Software, Inc.	20,100	362,604
RealPage, Inc. (b)	5,800	310,300
SailPoint Technologies Holding, Inc. (b)	10,800	260,172
Salesforce.com, Inc. (b)	538,519	65,155,414
Snap, Inc. Class A (a)(b)	373,800	5,356,554
Splunk, Inc. (b)	87,900	9,022,935
SS&C Technologies Holdings, Inc.	79,200	3,932,280
Ultimate Software Group, Inc. (b)	142,444	34,175,164
Workday, Inc. Class A (b)	135,600	16,928,304
Zendesk, Inc. (b)	211,700	10,320,375
		378,457,684
Home Entertainment Software - 7.2%
Activision Blizzard, Inc.	789,170	52,361,430
Electronic Arts, Inc. (b)	391,200	46,153,776
Nintendo Co. Ltd.	54,800	23,025,673
Nintendo Co. Ltd. ADR	185,900	9,756,032
Take-Two Interactive Software, Inc. (b)	113,500	11,317,085
		142,613,996
Systems Software - 14.1%
Microsoft Corp.	2,620,000	245,022,396
Red Hat, Inc. (b)	160,200	26,122,212
ServiceNow, Inc. (b)	41,300	6,861,582
		278,006,190

TOTAL SOFTWARE		799,077,870

Technology Hardware, Storage & Peripherals - 2.5%
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	289,129	47,781,459
Primax Electronics Ltd.	775,000	1,564,882
		49,346,341
TOTAL COMMON STOCKS
(Cost $1,562,589,234)		1,944,662,037

Convertible Preferred Stocks - 1.4%
Internet & Direct Marketing Retail - 1.0%
Internet & Direct Marketing Retail - 1.0%
China Internet Plus Holdings Ltd.:
Series A-11 (b)(d)(e)	1,516,912	8,478,112
Series B (b)(d)(e)	2,042,487	11,415,582
		19,893,694
Internet Software & Services - 0.4%
Internet Software & Services - 0.4%
Uber Technologies, Inc. Series D, 8.00% (b)(d)(e)	232,064	8,145,446
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $16,280,181)		28,039,140

Money Market Funds - 6.5%
Fidelity Securities Lending Cash Central Fund 1.74% (f)(g)
(Cost $128,110,586)	128,097,776	128,110,586
TOTAL INVESTMENT IN SECURITIES - 106.5%
(Cost $1,706,980,001)		2,100,811,763
NET OTHER ASSETS (LIABILITIES) - (6.5)%		(128,109,390)
NET ASSETS - 100%		$1,972,702,373

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,228,045 or 0.2% of net assets.

 (d) Level 3 security

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,039,141 or 1.4% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$4,794,731
China Internet Plus Holdings Ltd. Series B	12/11/15	$7,885,430
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$3,600,020

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$274,270
Fidelity Securities Lending Cash Central Fund	1,740,560
Total	$2,014,830

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,944,662,037	$1,761,205,510	$182,652,555	$803,972
Convertible Preferred Stocks	28,039,140	--	--	28,039,140
Money Market Funds	128,110,586	128,110,586	--	--
Total Investments in Securities:	$2,100,811,763	$1,889,316,096	$182,652,555	$28,843,112

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$68,126,639
Level 2 to Level 1	$0

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$31,464,476
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(3,425,336)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$28,039,140
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2018	$(3,425,336)
Other Investments in Securities
Beginning Balance	$--
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(1,748)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	805,720
Transfers out of Level 3	--
Ending Balance	$803,972
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2018	$(1,748)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$28,039,140	Market approach	Transaction price	$5.59 - $48.77 / $21.47	Increase
		Recovery value	Recovery value	0.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Energy Fund

April 30, 2018

ANR-QTLY-0618
1.800328.114

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Chemicals - 1.5%
Commodity Chemicals - 1.5%
LG Chemical Ltd.	4,833	$1,624,652
LyondellBasell Industries NV Class A	113,800	12,032,074
		13,656,726
Energy Equipment & Services - 14.5%
Oil & Gas Drilling - 2.6%
Nabors Industries Ltd.	1,262,652	9,608,782
Odfjell Drilling Ltd. (a)	564,256	2,514,510
Precision Drilling Corp. (a)	660,600	2,356,438
Shelf Drilling Ltd. (b)	865,700	7,230,084
Trinidad Drilling Ltd. (a)	843,400	1,221,795
Xtreme Drilling & Coil Services Corp. (a)	975,802	1,520,000
		24,451,609
Oil & Gas Equipment & Services - 11.9%
Baker Hughes, a GE Co. Class A	682,400	24,641,464
C&J Energy Services, Inc. (a)	44,300	1,322,798
Dril-Quip, Inc. (a)	99,291	4,115,612
Halliburton Co.	895,500	47,452,545
Liberty Oilfield Services, Inc. Class A (a)(c)	17,800	354,932
NCS Multistage Holdings, Inc.	184,700	3,365,234
Oceaneering International, Inc.	188,073	3,994,671
RigNet, Inc. (a)	274,950	4,151,745
Schlumberger Ltd.	197,518	13,541,834
Smart Sand, Inc. (a)(c)	113,800	833,016
TechnipFMC PLC	153,300	5,052,768
Weatherford International PLC (a)(c)	373,800	1,102,710
		109,929,329

TOTAL ENERGY EQUIPMENT & SERVICES		134,380,938

Gas Utilities - 0.3%
Gas Utilities - 0.3%
Indraprastha Gas Ltd.	623,344	2,688,407
Machinery - 0.4%
Industrial Machinery - 0.4%
Cactus, Inc. (a)	58,400	1,676,664
ProPetro Holding Corp. (a)(c)	103,500	1,894,050
		3,570,714
Oil, Gas & Consumable Fuels - 81.8%
Integrated Oil & Gas - 15.7%
Chevron Corp.	527,909	66,046,691
Exxon Mobil Corp.	597,261	46,437,043
Occidental Petroleum Corp.	292,700	22,614,002
Suncor Energy, Inc.	280,900	10,741,999
		145,839,735
Oil & Gas Exploration & Production - 45.1%
Anadarko Petroleum Corp.	332,483	22,382,756
Cabot Oil & Gas Corp.	837,800	20,031,798
California Resources Corp. (a)(c)	39,400	1,002,730
Callon Petroleum Co. (a)	481,700	6,700,447
Centennial Resource Development, Inc.:
Class A (a)	45,200	836,200
Class A (a)	315,300	5,833,050
Cimarex Energy Co.	111,347	11,200,395
Concho Resources, Inc. (a)	78,500	12,340,985
ConocoPhillips Co.	91,900	6,019,450
Continental Resources, Inc. (a)	430,500	28,438,830
Devon Energy Corp.	598,000	21,725,340
Diamondback Energy, Inc. (a)	290,900	37,366,105
Encana Corp.	1,833,000	22,827,735
EOG Resources, Inc.	537,886	63,561,989
Extraction Oil & Gas, Inc. (a)(c)	401,267	5,665,890
Gran Tierra Energy, Inc. (U.S.) (a)	905,400	2,996,874
Hess Corp.	196,200	11,181,438
Noble Energy, Inc.	202,300	6,843,809
Parex Resources, Inc. (a)	172,800	2,972,976
Parsley Energy, Inc. Class A (a)	754,600	22,660,638
PDC Energy, Inc. (a)	110,688	5,926,236
Pioneer Natural Resources Co.	204,916	41,300,820
PrairieSky Royalty Ltd. (c)	71,300	1,580,989
Ring Energy, Inc. (a)	225,032	3,762,535
RSP Permian, Inc. (a)	529,100	26,248,651
Viper Energy Partners LP	384,800	11,082,240
Whiting Petroleum Corp. (a)	232,100	9,474,322
WildHorse Resource Development Corp. (a)(c)	116,500	3,046,475
WPX Energy, Inc. (a)	205,600	3,513,704
		418,525,407
Oil & Gas Refining & Marketing - 15.5%
Andeavor	123,500	17,082,520
Delek U.S. Holdings, Inc.	871,100	41,264,007
HollyFrontier Corp.	94,400	5,729,136
Marathon Petroleum Corp.	58,700	4,397,217
Phillips 66 Co.	322,818	35,932,872
Reliance Industries Ltd.	168,931	2,439,093
Valero Energy Corp.	336,700	37,350,131
		144,194,976
Oil & Gas Storage & Transport - 5.5%
Cheniere Energy, Inc. (a)	148,300	8,625,128
Enterprise Products Partners LP	349,700	9,385,948
GasLog Partners LP	117,100	2,781,125
Gener8 Maritime, Inc. (a)	656,209	3,779,764
Golar LNG Ltd.	196,500	6,317,475
Noble Midstream Partners LP	115,187	5,183,415
Noble Midstream Partners LP (d)	48,372	2,176,740
Plains GP Holdings LP Class A	173,300	4,197,326
Teekay LNG Partners LP	64,100	1,169,825
The Williams Companies, Inc.	304,300	7,829,639
		51,446,385

TOTAL OIL, GAS & CONSUMABLE FUELS		760,006,503

Semiconductors & Semiconductor Equipment - 0.3%
Semiconductor Equipment - 0.3%
SolarEdge Technologies, Inc. (a)	54,100	2,848,365
TOTAL COMMON STOCKS
(Cost $719,866,943)		917,151,653

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 1.74% (e)	3,463,663	3,464,355
Fidelity Securities Lending Cash Central Fund 1.74% (e)(f)	8,398,222	8,399,061
TOTAL MONEY MARKET FUNDS
(Cost $11,863,538)		11,863,416
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $731,730,481)		929,015,069
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(479,362)
NET ASSETS - 100%		$928,535,707

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,230,084 or 0.8% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,176,740 or 0.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17	$1,956,647

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37,378
Fidelity Securities Lending Cash Central Fund	76,559
Total	$113,937

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$917,151,653	$912,024,153	$5,127,500	$--
Money Market Funds	11,863,416	11,863,416	--	--
Total Investments in Securities:	$929,015,069	$923,887,569	$5,127,500	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Biotechnology Fund

April 30, 2018

AFBT-QTLY-0618
1.800321.114

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Biotechnology - 87.1%
Biotechnology - 87.1%
AbbVie, Inc.	1,279,306	$123,516,994
Abeona Therapeutics, Inc. (a)(b)	366,443	6,394,430
AC Immune SA (a)(b)	215,188	2,218,588
ACADIA Pharmaceuticals, Inc. (a)(b)	468,186	7,402,021
Acceleron Pharma, Inc. (a)	382,266	13,344,906
Achaogen, Inc. (a)(b)	431,602	6,176,225
Achillion Pharmaceuticals, Inc. (a)	278,861	1,051,306
Acorda Therapeutics, Inc. (a)	311,253	7,189,944
Adamas Pharmaceuticals, Inc. (a)(b)	417,133	12,593,245
Adaptimmune Therapeutics PLC sponsored ADR (a)	532,648	6,769,956
ADMA Biologics, Inc. (a)	34,817	173,040
Aduro Biotech, Inc. (a)	723,260	4,990,494
Adverum Biotechnologies, Inc. (a)	240,387	1,502,419
Agenus, Inc. (a)	213,523	732,384
Agios Pharmaceuticals, Inc. (a)	79,371	6,660,021
Aimmune Therapeutics, Inc. (a)	428,002	13,285,182
Akebia Therapeutics, Inc. (a)	139,277	1,282,741
Albireo Pharma, Inc. (a)	146,732	4,485,597
Alder Biopharmaceuticals, Inc. (a)	341,535	4,849,797
Aldeyra Therapeutics, Inc. (a)	534,859	4,198,643
Alexion Pharmaceuticals, Inc. (a)	579,414	68,156,469
Alkermes PLC (a)	386,303	17,101,634
Allena Pharmaceuticals, Inc. (a)	106,500	1,526,145
Allena Pharmaceuticals, Inc.	360,694	5,117,058
Alnylam Pharmaceuticals, Inc. (a)	319,110	30,165,468
AMAG Pharmaceuticals, Inc. (a)	170,391	3,501,535
Amarin Corp. PLC ADR (a)	287,159	789,687
Amgen, Inc.	984,687	171,808,189
Amicus Therapeutics, Inc. (a)	892,770	12,632,696
AnaptysBio, Inc. (a)	127,452	11,952,449
Apellis Pharmaceuticals, Inc. (a)	398,389	9,605,159
Applied Genetic Technologies Corp. (a)	38,636	176,760
Ardelyx, Inc. (a)	30,438	146,102
Arena Pharmaceuticals, Inc. (a)	541,816	21,585,949
Argenx SE ADR	239,800	21,011,276
Array BioPharma, Inc. (a)	2,563,063	34,755,134
Arsanis, Inc. (a)(b)	201,400	4,034,042
Ascendis Pharma A/S sponsored ADR (a)	72,600	4,574,526
Atara Biotherapeutics, Inc. (a)(b)	555,424	22,411,358
aTyr Pharma, Inc. (a)	91,020	204,795
aTyr Pharma, Inc. (a)(c)	55,238	124,286
Audentes Therapeutics, Inc. (a)	212,300	7,931,528
Bellicum Pharmaceuticals, Inc. (a)(b)	509,277	3,407,063
BioCryst Pharmaceuticals, Inc. (a)(b)	1,130,794	5,563,506
Biogen, Inc. (a)	499,562	136,680,163
Biohaven Pharmaceutical Holding Co. Ltd.	314,887	9,182,105
BioMarin Pharmaceutical, Inc. (a)	645,415	53,898,607
BioTime, Inc. warrants 10/1/18 (a)	2	0
bluebird bio, Inc. (a)	77,795	13,236,819
Blueprint Medicines Corp. (a)	531,661	40,789,032
Calithera Biosciences, Inc. (a)	140,988	867,076
Cara Therapeutics, Inc. (a)(b)	157,060	1,944,403
Celgene Corp. (a)	1,464,555	127,562,741
Chiasma, Inc. (a)	337,192	488,928
Chiasma, Inc. warrants 12/16/24 (a)	81,298	14,308
Chimerix, Inc. (a)	387,202	1,773,385
Cidara Therapeutics, Inc. (a)	34,800	149,640
Cidara Therapeutics, Inc. (a)(c)	223,967	963,058
Clovis Oncology, Inc. (a)	259,434	11,254,247
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	1,021,021	6,075,075
Corvus Pharmaceuticals, Inc. (a)	571,764	5,488,934
CTI BioPharma Corp. (a)	326,700	1,267,596
Cytokinetics, Inc. (a)	352,477	2,925,559
CytomX Therapeutics, Inc. (a)(c)	64,961	1,708,474
Deciphera Pharmaceuticals, Inc. (a)	155,971	3,499,989
Denali Therapeutics, Inc. (a)(b)	145,105	2,681,540
Dicerna Pharmaceuticals, Inc. (a)	259,906	3,173,452
Dynavax Technologies Corp. (a)(b)	365,019	6,187,072
Eagle Pharmaceuticals, Inc. (a)(b)	67,784	3,525,446
Editas Medicine, Inc. (a)	110,257	3,462,070
Emergent BioSolutions, Inc. (a)	34,772	1,803,276
Enanta Pharmaceuticals, Inc. (a)	58,725	5,464,361
Epizyme, Inc. (a)(b)	1,258,250	16,168,513
Esperion Therapeutics, Inc. (a)	140,495	9,836,055
Exact Sciences Corp. (a)	389,782	19,492,998
Exelixis, Inc. (a)	971,647	20,229,691
Fate Therapeutics, Inc. (a)	548,004	5,534,840
FibroGen, Inc. (a)	600,945	27,312,950
Five Prime Therapeutics, Inc. (a)	177,200	2,968,100
Foundation Medicine, Inc. (a)	27,745	2,118,331
Galapagos Genomics NV sponsored ADR (a)	177,429	15,814,247
Genmab A/S (a)	39,337	7,982,548
Genomic Health, Inc. (a)	18,838	597,730
GenSight Biologics SA (a)(b)(c)	105,964	400,521
Geron Corp. (a)(b)	4,339,448	16,142,747
Gilead Sciences, Inc.	860,969	62,187,791
Global Blood Therapeutics, Inc. (a)	484,009	21,368,997
GlycoMimetics, Inc. (a)	52,813	892,012
GTx, Inc. (a)(b)	209,706	3,565,002
Halozyme Therapeutics, Inc. (a)	544,131	10,300,400
Heron Therapeutics, Inc. (a)	491,242	14,884,633
Histogenics Corp. (a)	597,234	1,588,642
Idera Pharmaceuticals, Inc. (a)(b)	1,014,818	1,552,672
Immune Design Corp. (a)	242,835	898,490
ImmunoGen, Inc. (a)	2,189,363	24,061,099
Immunomedics, Inc. (a)(b)	1,944,699	35,412,969
Incyte Corp. (a)	275,679	17,075,557
Infinity Pharmaceuticals, Inc. (a)(b)	794,775	1,748,505
Insmed, Inc. (a)	24,900	605,817
Insys Therapeutics, Inc. (a)(b)	65,485	459,050
Intellia Therapeutics, Inc. (a)(b)	49,682	994,634
Intercept Pharmaceuticals, Inc. (a)(b)	166,660	11,334,547
Intrexon Corp. (a)(b)	76,089	1,383,298
Ionis Pharmaceuticals, Inc. (a)	403,938	17,381,452
Iovance Biotherapeutics, Inc. (a)	309,146	4,482,617
Ironwood Pharmaceuticals, Inc. Class A (a)	935,921	16,958,889
Jounce Therapeutics, Inc. (a)(b)	279,485	5,754,596
Karyopharm Therapeutics, Inc. (a)	364,840	4,772,107
Keryx Biopharmaceuticals, Inc. (a)(b)	297,420	1,317,571
Krystal Biotech, Inc.	264,600	2,542,806
Kura Oncology, Inc. (a)	985,602	14,931,870
La Jolla Pharmaceutical Co. (a)(b)	348,100	10,101,862
Leap Therapeutics, Inc. (a)	256,433	1,756,566
Lexicon Pharmaceuticals, Inc. (a)(b)	519,066	4,282,295
Ligand Pharmaceuticals, Inc. Class B (a)	80,012	12,389,858
Loxo Oncology, Inc. (a)	347,081	43,700,969
Macrogenics, Inc. (a)	528,011	12,175,934
MannKind Corp. (a)(b)	398,539	677,516
MediciNova, Inc. (a)(b)	208,216	2,346,594
Merrimack Pharmaceuticals, Inc.	68,240	578,675
Minerva Neurosciences, Inc. (a)	1,417,780	9,286,459
Miragen Therapeutics, Inc. (a)(b)	1,444,232	9,907,432
Mirati Therapeutics, Inc. (a)	37,658	1,159,866
Molecular Templates, Inc. (a)	2,436	21,486
Momenta Pharmaceuticals, Inc. (a)	165,625	3,445,000
NantKwest, Inc. (a)(b)	59,370	231,543
Neurocrine Biosciences, Inc. (a)	569,728	46,193,546
Novavax, Inc. (a)(b)	995,321	1,552,701
Novelion Therapeutics, Inc. (a)(b)	216,270	927,798
Opko Health, Inc. (a)(b)	69,546	211,420
Oragenics, Inc. (a)	10,861	14,119
Ovid Therapeutics, Inc.	207,119	1,963,488
Pharming Group NV (a)(b)	6,009,781	9,717,674
Portola Pharmaceuticals, Inc. (a)	243,624	8,802,135
Progenics Pharmaceuticals, Inc. (a)(b)	373,381	2,430,710
ProQR Therapeutics BV (a)(b)	237,916	939,768
Protagonist Therapeutics, Inc. (a)	174,423	1,507,015
Proteostasis Therapeutics, Inc. (a)(b)	123,504	624,930
Prothena Corp. PLC (a)	140,434	1,685,208
PTC Therapeutics, Inc. (a)	251,109	6,963,253
Puma Biotechnology, Inc. (a)	237,587	15,146,171
Ra Pharmaceuticals, Inc. (a)	2,700	16,389
Radius Health, Inc. (a)(b)	443,729	13,400,616
Regeneron Pharmaceuticals, Inc. (a)	220,172	66,861,833
REGENXBIO, Inc. (a)	292,186	10,913,147
Regulus Therapeutics, Inc. (a)(b)	960,221	628,945
Repligen Corp. (a)	187,827	6,949,599
Retrophin, Inc. (a)	292,683	7,346,343
Rigel Pharmaceuticals, Inc. (a)	265,300	957,733
Sage Therapeutics, Inc. (a)	258,489	37,201,737
Sangamo Therapeutics, Inc. (a)	940,488	14,859,710
Sarepta Therapeutics, Inc. (a)(b)	443,481	33,864,209
Seattle Genetics, Inc. (a)	329,020	16,842,534
Selecta Biosciences, Inc. (a)(b)	88,000	1,031,360
Seres Therapeutics, Inc. (a)(b)	237,191	1,819,255
Seres Therapeutics, Inc. (a)(c)	352,270	2,701,911
Sienna Biopharmaceuticals, Inc.	62,793	1,204,370
Spark Therapeutics, Inc. (a)(b)	314,145	23,975,546
Spectrum Pharmaceuticals, Inc. (a)	1,287,110	20,490,791
Stemline Therapeutics, Inc. (a)	514,693	8,852,720
Surface Oncology, Inc. (b)	529,269	7,595,010
Syndax Pharmaceuticals, Inc. (a)	165,949	1,732,508
Synlogic, Inc. (a)	27	356
Syros Pharmaceuticals, Inc. (a)	170,750	2,083,150
Syros Pharmaceuticals, Inc. (a)(c)	62,568	763,330
TESARO, Inc. (a)(b)	135,637	6,905,280
TG Therapeutics, Inc. (a)(b)	984,296	14,124,648
Tocagen, Inc. (b)	152,505	1,410,671
Trevena, Inc. (a)	296,455	551,406
Ultragenyx Pharmaceutical, Inc. (a)	462,127	23,494,537
uniQure B.V. (a)	55,577	1,622,848
United Therapeutics Corp. (a)	42,180	4,644,440
Vanda Pharmaceuticals, Inc. (a)	298,379	4,162,387
Verastem, Inc. (a)	653,700	2,725,929
Vertex Pharmaceuticals, Inc. (a)	547,857	83,909,778
Vital Therapies, Inc. (a)(b)	323,759	1,764,487
Voyager Therapeutics, Inc. (a)	752,559	13,666,471
Xencor, Inc. (a)	370,026	10,727,054
Zafgen, Inc. (a)	1,356,174	9,208,421
Zealand Pharma A/S (a)(b)	112,234	1,695,416
		2,229,672,263
Capital Markets - 0.1%
Asset Management & Custody Banks - 0.1%
Arix Bioscience PLC (a)(c)	622,400	1,653,736
Health Care Equipment & Supplies - 0.5%
Health Care Equipment - 0.5%
Bellerophon Therapeutics, Inc. (a)(b)	159,701	367,312
Novocure Ltd. (a)(b)	243,941	6,659,589
Novocure Ltd. (a)(c)	155,553	4,246,597
Vermillion, Inc. (a)	784,200	1,058,670
		12,332,168
Health Care Providers & Services - 0.4%
Health Care Services - 0.4%
G1 Therapeutics, Inc.	219,900	8,433,165
OptiNose, Inc.	51,100	1,093,540
		9,526,705
Life Sciences Tools & Services - 0.3%
Life Sciences Tools & Services - 0.3%
Morphosys AG (a)	40,952	4,253,013
Morphosys AG sponsored ADR	185,100	4,845,918
		9,098,931
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	6,666	8,799
Pharmaceuticals - 8.6%
Pharmaceuticals - 8.6%
AcelRx Pharmaceuticals, Inc. (a)	71,800	172,320
Aclaris Therapeutics, Inc. (a)	166,983	2,963,948
Adimab LLC (d)(e)(f)	398,401	15,278,678
Aerie Pharmaceuticals, Inc. (a)	123,100	6,302,720
Afferent Pharmaceuticals, Inc. rights 12/31/24 (a)(f)	1,915,787	5,402,519
Akcea Therapeutics, Inc.	171,000	4,464,810
Aradigm Corp. (a)	8,241	12,362
Aradigm Corp. (a)	545	818
Assembly Biosciences, Inc. (a)	19,100	830,468
Axsome Therapeutics, Inc. (a)(b)	511,698	1,739,773
BioXcel Therapeutics, Inc. (a)	389,100	2,957,160
Clearside Biomedical, Inc. (a)	95,780	1,166,600
Clementia Pharmaceuticals, Inc. (b)	109,500	1,781,565
Corcept Therapeutics, Inc. (a)	168,373	2,808,462
CymaBay Therapeutics, Inc. (a)	196,375	2,283,841
Dova Pharmaceuticals, Inc. (b)	351,675	10,131,757
Endocyte, Inc. (a)	249,815	2,390,730
GW Pharmaceuticals PLC ADR (a)(b)	103,133	13,707,407
Horizon Pharma PLC (a)	170,256	2,254,189
InflaRx NV (a)	700	27,405
Intra-Cellular Therapies, Inc. (a)	184,472	3,213,502
Jazz Pharmaceuticals PLC (a)	14,631	2,224,497
Kala Pharmaceuticals, Inc.	100,600	1,511,012
Kolltan Pharmaceuticals, Inc. rights (a)(f)	1,610,391	16
Melinta Therapeutics, Inc. (a)(b)	208,535	1,418,038
MyoKardia, Inc. (a)	169,679	8,382,143
MyoKardia, Inc. (a)(c)	484,646	23,941,512
Nektar Therapeutics (a)	373,201	31,221,996
NeurogesX, Inc. (a)(f)	150,000	2
Ocular Therapeutix, Inc. (a)(b)	663,049	4,170,578
Odonate Therapeutics, Inc. (a)	194,300	4,095,844
Paratek Pharmaceuticals, Inc. (a)(b)	229,660	2,457,362
Reata Pharmaceuticals, Inc. (a)(b)	169,094	4,470,845
resTORbio, Inc. (a)(b)	198,643	1,787,787
Rhythm Pharmaceuticals, Inc. (b)	81,455	1,931,298
RPI International Holdings LP (a)(e)(f)	12,210	1,708,484
scPharmaceuticals, Inc. (a)(b)	45,500	453,635
Spero Therapeutics, Inc. (a)(b)	178,000	2,155,580
Stemcentrx, Inc. rights 12/31/21 (a)(f)	208,907	409,458
The Medicines Company (a)(b)	322,422	9,701,678
TherapeuticsMD, Inc. (a)	660,200	3,631,100
Theravance Biopharma, Inc. (a)(b)	181,130	4,359,799
UroGen Pharma Ltd. (b)	178,451	9,996,825
WAVE Life Sciences (a)(b)	246,366	10,950,969
Zogenix, Inc. (a)	243,649	9,575,406
		220,446,898
Software - 0.0%
Application Software - 0.0%
Precipio, Inc. (e)	450	194
Textiles, Apparel & Luxury Goods - 0.1%
Textiles - 0.1%
Homology Medicines, Inc. (a)(b)	172,900	3,456,271
TOTAL COMMON STOCKS
(Cost $1,934,947,763)		2,486,195,965

Preferred Stocks - 1.7%
Convertible Preferred Stocks - 1.6%
Biotechnology - 1.5%
Biotechnology - 1.5%
23andMe, Inc. Series E (a)(e)(f)	341,730	4,910,660
Axcella Health, Inc. Series C (a)(e)(f)	341,857	4,416,792
Immunocore Ltd. Series A (a)(e)(f)	17,149	6,190,759
Moderna Therapeutics, Inc.:
Series D (a)(e)(f)	269,180	2,707,951
Series E (a)(e)(f)	544,100	5,473,646
Scholar Rock LLC Series B (e)	1,083,994	4,784,511
Translate Bio:
Series B (a)(e)(f)	1,310,353	2,594,499
Series C (a)(e)(f)	1,010,101	2,000,000
Twist Bioscience Corp.:
Series C (a)(e)(f)	1,866,791	4,013,601
Series D (a)(e)(f)	453,587	975,212
		38,067,631
Health Care Technology - 0.1%
Health Care Technology - 0.1%
Codiak Biosciences, Inc.:
Series A(a)(e)(f)	213,402	808,281
Series B(a)(e)(f)	693,558	2,626,920
		3,435,201
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Afferent Pharmaceuticals, Inc. Series C (a)(e)(f)	1,915,787	19

TOTAL CONVERTIBLE PREFERRED STOCKS		41,502,851

Nonconvertible Preferred Stocks - 0.1%
Biotechnology - 0.1%
Biotechnology - 0.1%
Yumanity Holdings LLC Class A (a)(e)(f)	151,084	1,267,595
TOTAL PREFERRED STOCKS
(Cost $28,058,265)		42,770,446

Money Market Funds - 7.4%
Fidelity Cash Central Fund, 1.74% (g)	30,711,376	30,717,518
Fidelity Securities Lending Cash Central Fund 1.74% (g)(h)	157,718,459	157,734,231
TOTAL MONEY MARKET FUNDS
(Cost $188,442,582)		188,451,749
TOTAL INVESTMENT IN SECURITIES - 106.2%
(Cost $2,151,448,610)		2,717,418,160
NET OTHER ASSETS (LIABILITIES) - (6.2)%		(157,483,236)
NET ASSETS - 100%		$2,559,934,924

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,503,425 or 1.4% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $58,875,669 or 2.3% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$3,700,003
Adimab LLC	9/17/14 - 6/5/15	$6,416,091
Axcella Health, Inc. Series C	1/30/15	$3,445,919
Codiak Biosciences, Inc. Series A	11/12/15	$213,402
Codiak Biosciences, Inc. Series B	11/12/15	$2,080,674
Immunocore Ltd. Series A	7/27/15	$3,227,085
Moderna Therapeutics, Inc. Series D	11/6/13	$1,300,630
Moderna Therapeutics, Inc. Series E	12/18/14	$2,628,996
Precipio, Inc.	2/3/12 - 7/31/17	$161,441
RPI International Holdings LP	5/21/15	$1,439,559
Scholar Rock LLC Series B	12/17/15	$3,251,982
Translate Bio Series B	7/17/15	$1,415,181
Translate Bio Series C	12/22/16	$2,000,000
Twist Bioscience Corp. Series C	5/29/15	$2,800,000
Twist Bioscience Corp. Series D	1/8/16	$973,262
Yumanity Holdings LLC Class A	2/8/16	$1,021,131

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$198,715
Fidelity Securities Lending Cash Central Fund	2,444,518
Total	$2,643,233

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,486,195,965	$2,458,265,442	$5,131,366	$22,799,157
Preferred Stocks	42,770,446	--	4,784,511	37,985,935
Money Market Funds	188,451,749	188,451,749	--	--
Total Investments in Securities:	$2,717,418,160	$2,646,717,191	$9,915,877	$60,785,092

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Preferred Stocks
Beginning Balance	$43,160,615
Total Realized Gain (Loss)	183,400
Total Unrealized Gain (Loss)	2,929,082
Cost of Purchases	--
Proceeds of Sales	(8,287,162)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$37,985,935
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2018	$3,253,680
Other Investments in Securites
Beginning Balance	$18,025,736
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	4,757,901
Cost of Purchases	15,520
Proceeds of Sales	-
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$22,799,157
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2018	$4,757,902

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$60,785,092	Market approach	Transaction price	$2.15 - $139.93 / $37.30	Increase
		Market comparable	Transaction price	$1.98 - $206.51/ $51.20	Increase
			Enterprise value/Sales multiple (EV/S)	2.8	Increase
			Discount rate	23.0%	Decrease
			Premium rate	15.0%	Increase
			Proxy premium	28.2% - 48.6% / 40.1%	Increase
		Recovery value	Recovery value	0.0%	Increase
		Discount cash flow	Discount rate	8.0% - 12.2% / 10.6%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Probability rate	6.3%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Communications Equipment Fund

April 30, 2018

AFDC-QTLY-0618
1.800324.114

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Aerospace & Defense - 0.6%
Aerospace & Defense - 0.6%
Harris Corp.	700	$109,494
Communications Equipment - 83.7%
Communications Equipment - 83.7%
ADTRAN, Inc.	18,440	270,146
ADVA Optical Networking SE (a)	2,795	19,306
Arista Networks, Inc. (a)	1,770	468,254
Arris International PLC (a)	11,698	315,846
Calix Networks, Inc. (a)	7,040	46,816
Ciena Corp. (a)	2,390	61,543
Cisco Systems, Inc.	87,754	3,886,625
CommScope Holding Co., Inc. (a)	28,410	1,085,830
Comtech Telecommunications Corp.	1,930	59,039
EchoStar Holding Corp. Class A (a)	3,130	164,450
F5 Networks, Inc. (a)	6,405	1,044,591
Finisar Corp. (a)(b)	19,110	297,734
Infinera Corp. (a)	19,637	230,146
InterDigital, Inc.	3,750	279,188
Juniper Networks, Inc.	29,068	714,782
Lumentum Holdings, Inc. (a)(b)	6,420	323,889
Mitel Networks Corp. (a)	28,980	323,417
Motorola Solutions, Inc.	4,259	467,766
NETGEAR, Inc. (a)	2,600	143,780
NetScout Systems, Inc. (a)	7,250	196,838
Nokia Corp. sponsored ADR	223,510	1,343,295
Oclaro, Inc. (a)	27,180	215,266
Palo Alto Networks, Inc. (a)	3,020	581,380
Plantronics, Inc.	3,100	201,965
Quantenna Communications, Inc. (a)	16,510	209,182
Radware Ltd. (a)	2,790	61,659
Sierra Wireless, Inc. (a)	2,700	46,768
Sonus Networks, Inc. (a)	34,920	203,234
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (b)	114,120	861,606
ViaSat, Inc. (a)(b)	1,690	108,126
Viavi Solutions, Inc. (a)	36,260	342,657
		14,575,124
Electronic Equipment & Components - 3.0%
Electronic Components - 0.3%
Corning, Inc.	1,700	45,934
Electronic Manufacturing Services - 1.6%
Fabrinet	4,660	131,459
Jabil, Inc.	3,590	95,494
TE Connectivity Ltd.	530	48,628
		275,581
Technology Distributors - 1.1%
CDW Corp.	1,360	96,954
Dell Technologies, Inc. (a)	1,344	96,459
		193,413

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		514,928

Internet Software & Services - 2.2%
Internet Software & Services - 2.2%
Alphabet, Inc.:
Class A (a)	199	202,697
Class C (a)	98	99,698
LogMeIn, Inc.	750	82,650
		385,045
IT Services - 1.6%
Data Processing & Outsourced Services - 0.4%
WNS Holdings Ltd. sponsored ADR (a)	1,570	76,820
IT Consulting & Other Services - 1.2%
Amdocs Ltd.	1,150	77,338
Cognizant Technology Solutions Corp. Class A	520	42,546
Presidio, Inc. (a)	5,710	87,477
		207,361

TOTAL IT SERVICES		284,181

Media - 0.4%
Cable & Satellite - 0.4%
Comcast Corp. Class A	2,280	71,569
Semiconductors & Semiconductor Equipment - 5.3%
Semiconductors - 5.3%
Acacia Communications, Inc. (a)(b)	8,920	251,098
Analog Devices, Inc.	480	41,928
Broadcom, Inc.	405	92,915
Cavium, Inc. (a)	900	67,509
Maxim Integrated Products, Inc.	560	30,520
NXP Semiconductors NV (a)	850	89,165
ON Semiconductor Corp. (a)	2,740	60,499
Qualcomm, Inc.	5,571	284,177
		917,811
Software - 2.1%
Application Software - 1.0%
Citrix Systems, Inc. (a)	730	75,124
Micro Focus International PLC	5,200	89,664
SailPoint Technologies Holding, Inc. (a)	500	12,045
		176,833
Systems Software - 1.1%
Check Point Software Technologies Ltd. (a)	930	89,754
Oracle Corp.	1,940	88,600
		178,354

TOTAL SOFTWARE		355,187

Technology Hardware, Storage & Peripherals - 0.9%
Technology Hardware, Storage & Peripherals - 0.9%
HP, Inc.	3,970	85,315
Samsung Electronics Co. Ltd.	26	64,428
		149,743
TOTAL COMMON STOCKS
(Cost $12,936,225)		17,363,082

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 1.74% (c)	132,833	132,859
Fidelity Securities Lending Cash Central Fund 1.74% (c)(d)	811,556	811,637
TOTAL MONEY MARKET FUNDS
(Cost $944,496)		944,496
TOTAL INVESTMENT IN SECURITIES - 105.2%
(Cost $13,880,721)		18,307,578
NET OTHER ASSETS (LIABILITIES) - (5.2)%		(898,691)
NET ASSETS - 100%		$17,408,887

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,548
Fidelity Securities Lending Cash Central Fund	17,663
Total	$19,211

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$17,363,082	$17,273,418	$89,664	$--
Money Market Funds	944,496	944,496	--	--
Total Investments in Securities:	$18,307,578	$18,217,914	$89,664	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Semiconductors Fund

April 30, 2018

AFEL-QTLY-0618
1.800325.114

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Communications Equipment - 2.1%
Communications Equipment - 2.1%
Finisar Corp. (a)(b)	164,000	$2,555,120
Quantenna Communications, Inc. (a)	277,444	3,515,215
		6,070,335
Electronic Equipment & Components - 2.7%
Electronic Manufacturing Services - 2.7%
Flextronics International Ltd. (a)	110,000	1,430,000
Jabil, Inc.	128,976	3,430,762
TTM Technologies, Inc. (a)	205,500	2,864,670
		7,725,432
Internet Software & Services - 0.4%
Internet Software & Services - 0.4%
Alphabet, Inc. Class A (a)	1,010	1,028,766
Semiconductors & Semiconductor Equipment - 91.4%
Semiconductor Equipment - 2.7%
Applied Materials, Inc.	41,200	2,046,404
Lam Research Corp.	22,381	4,141,828
PDF Solutions, Inc. (a)	60,795	677,864
Xperi Corp.	41,200	906,400
		7,772,496
Semiconductors - 88.7%
Acacia Communications, Inc. (a)(b)	77,900	2,192,885
Advanced Micro Devices, Inc. (a)(b)	283,700	3,086,656
Alpha & Omega Semiconductor Ltd. (a)	74,043	1,122,492
Analog Devices, Inc.	164,070	14,331,515
Broadcom, Inc.	146,100	33,518,262
Cavium, Inc. (a)	160,491	12,038,430
Cirrus Logic, Inc. (a)	84,100	3,067,127
Cypress Semiconductor Corp.	103,000	1,501,740
Dialog Semiconductor PLC (a)	27,200	582,537
Inphi Corp. (a)(b)	129,138	3,690,764
Integrated Device Technology, Inc. (a)	26,500	737,495
Intel Corp.	1,031,875	53,265,386
MACOM Technology Solutions Holdings, Inc. (a)(b)	276,000	4,587,120
Marvell Technology Group Ltd.	700,400	14,050,024
Maxim Integrated Products, Inc.	54,022	2,944,199
MaxLinear, Inc. Class A (a)	280,664	6,267,227
Microchip Technology, Inc.	74,400	6,224,304
Micron Technology, Inc. (a)	298,812	13,739,376
NVIDIA Corp.	92,123	20,718,463
NXP Semiconductors NV (a)	124,100	13,018,090
O2Micro International Ltd. sponsored ADR (a)	60,600	83,628
ON Semiconductor Corp. (a)	286,400	6,323,712
Qorvo, Inc. (a)	45,496	3,066,430
Qualcomm, Inc.	504,126	25,715,467
Renesas Electronics Corp. (a)	82,700	868,456
Semtech Corp. (a)	36,822	1,447,105
SK Hynix, Inc.	19,028	1,501,381
Synaptics, Inc. (a)	13,400	583,168
Xilinx, Inc.	52,000	3,340,480
		253,613,919

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		261,386,415

Technology Hardware, Storage & Peripherals - 1.8%
Technology Hardware, Storage & Peripherals - 1.8%
Samsung Electronics Co. Ltd.	1,594	3,949,932
Super Micro Computer, Inc. (a)	70,600	1,249,620
		5,199,552
TOTAL COMMON STOCKS
(Cost $241,522,218)		281,410,500

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 1.74% (c)	1,033,773	1,033,979
Fidelity Securities Lending Cash Central Fund 1.74% (c)(d)	12,569,262	12,570,519
TOTAL MONEY MARKET FUNDS
(Cost $13,604,355)		13,604,498
TOTAL INVESTMENT IN SECURITIES - 103.1%
(Cost $255,126,573)		295,014,998
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(8,942,084)
NET ASSETS - 100%		$286,072,914

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$100,548
Fidelity Securities Lending Cash Central Fund	162,890
Total	$263,438

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Real Estate Fund

April 30, 2018

ARE-QTLY-0618
1.800329.114

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 98.3%
REITs - Apartments - 18.7%
American Homes 4 Rent Class A	588,300	$11,883,660
AvalonBay Communities, Inc.	244,940	39,925,220
Education Realty Trust, Inc.	378,700	12,463,017
Equity Residential (SBI)	482,009	29,744,775
Essex Property Trust, Inc.	125,447	30,068,391
		124,085,063
REITs - Diversified - 9.2%
Digital Realty Trust, Inc.	65,500	6,922,695
Duke Realty Corp.	778,700	21,102,770
Equinix, Inc.	43,800	18,430,602
Washington REIT (SBI)	512,200	14,710,384
		61,166,451
REITs - Health Care - 8.5%
Healthcare Realty Trust, Inc.	473,300	13,171,939
Ventas, Inc.	552,805	28,425,233
Welltower, Inc.	275,919	14,745,111
		56,342,283
REITs - Hotels - 7.5%
DiamondRock Hospitality Co.	1,089,250	12,036,213
Host Hotels & Resorts, Inc.	1,091,834	21,356,273
Sunstone Hotel Investors, Inc.	1,061,100	16,553,160
		49,945,646
REITs - Management/Investment - 0.5%
American Tower Corp.	25,100	3,422,636
REITs - Manufactured Homes - 3.0%
Equity Lifestyle Properties, Inc.	219,803	19,597,635
REITs - Office Property - 17.3%
Boston Properties, Inc.	313,947	38,116,305
Corporate Office Properties Trust (SBI)	425,171	11,696,454
Douglas Emmett, Inc.	441,900	16,469,613
Highwoods Properties, Inc. (SBI)	360,400	15,864,808
Hudson Pacific Properties, Inc.	356,100	11,705,007
SL Green Realty Corp.	214,200	20,935,908
		114,788,095
REITs - Regional Malls - 10.7%
General Growth Properties, Inc.	271,800	5,433,282
Simon Property Group, Inc.	306,750	47,957,297
Taubman Centers, Inc.	138,700	7,764,426
The Macerich Co.	174,100	10,031,642
		71,186,647
REITs - Shopping Centers - 6.2%
Acadia Realty Trust (SBI)	410,071	9,677,676
Cedar Realty Trust, Inc.	1,278,370	4,972,859
DDR Corp.	1,089,600	7,899,600
Urban Edge Properties	901,541	18,544,698
		41,094,833
REITs - Storage - 8.4%
Extra Space Storage, Inc.	124,100	11,118,119
Public Storage	222,350	44,865,783
		55,983,902
REITs - Warehouse/Industrial - 8.3%
Americold Realty Trust	209,400	4,315,734
DCT Industrial Trust, Inc.	306,766	20,114,647
Prologis, Inc.	369,477	23,982,752
Rexford Industrial Realty, Inc.	214,200	6,543,810
		54,956,943

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		652,570,134

Hotels, Restaurants & Leisure - 0.4%
Hotels, Resorts & Cruise Lines - 0.4%
Hilton Grand Vacations, Inc. (a)	69,100	2,971,300
Real Estate Management & Development - 0.5%
Real Estate Development - 0.5%
Howard Hughes Corp. (a)	23,200	3,138,960
TOTAL COMMON STOCKS
(Cost $558,734,231)		658,680,394

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 1.74% (b)
(Cost $3,607,184)	3,606,463	3,607,184
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $562,341,415)		662,287,578
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,653,457
NET ASSETS - 100%		$663,941,035

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$63,013
Fidelity Securities Lending Cash Central Fund	1,116
Total	$64,129

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Global Real Estate Fund

April 30, 2018

AGRE-QTLY-0618
1.9879814.101

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Australia - 6.6%
Abacus Property Group unit	7,754	$21,038
Arena (REIT) unit	10,249	17,153
Goodman Group unit	6,051	41,168
Ingenia Communities Group unit	16,853	33,771
National Storage (REIT) unit	22,347	26,830
Propertylink Group unit	33,400	25,910
The GPT Group unit	8,793	31,884

TOTAL AUSTRALIA		197,754

Austria - 0.6%
CA Immobilien Anlagen AG	520	18,047
Bermuda - 1.7%
Hongkong Land Holdings Ltd.	7,150	51,675
Canada - 0.9%
Smart (REIT)	1,155	25,908
France - 4.6%
Accor SA	437	24,734
Gecina SA	275	47,688
Unibail-Rodamco	276	66,293

TOTAL FRANCE		138,715

Germany - 5.2%
Aroundtown SA	2,929	23,415
LEG Immobilien AG	631	72,801
Vonovia SE	1,180	59,293

TOTAL GERMANY		155,509

Hong Kong - 3.3%
Sino Land Ltd.	15,005	25,901
Sun Hung Kai Properties Ltd.	4,524	72,857

TOTAL HONG KONG		98,758

Ireland - 3.2%
Hibernia (REIT) PLC	37,900	67,920
Irish Residential Properties REIT PLC	16,900	27,796

TOTAL IRELAND		95,716

Italy - 0.7%
COIMA RES SpA (a)	2,000	20,626
Japan - 13.0%
Advance Residence Investment Corp.	14	36,101
Ichigo, Inc.	6,200	27,677
Kenedix Office Investment Corp.	6	36,883
Kenedix Residential Investment Corp.	11	16,220
Kenedix, Inc.	2,300	13,339
Mitsubishi Estate Co. Ltd.	3,690	67,426
Mitsui Fudosan Co. Ltd.	4,360	112,131
NTT Urban Development Co.	2,400	28,342
ORIX JREIT, Inc.	25	38,122
Star Asia Investment Corp.	16	15,412

TOTAL JAPAN		391,653

Mexico - 0.6%
Concentradora Fibra Hotelera Mexicana SA de CV (a)	14,000	8,706
Terrafina	5,200	8,291

TOTAL MEXICO		16,997

Netherlands - 0.8%
Instone Real Estate Group BV (a)(b)	1,010	24,201
Singapore - 4.5%
Mapletree Commercial Trust	27,200	33,155
Parkway Life REIT	24,900	52,275
UOL Group Ltd.	7,700	50,856

TOTAL SINGAPORE		136,286

Sweden - 0.6%
Cibus Nordic Real Estate AB (b)	600	7,014
Victoria Park AB	3,100	12,762

TOTAL SWEDEN		19,776

United Kingdom - 8.9%
Assura PLC	9,500	7,795
Capital & Counties Properties PLC	4,620	18,337
Derwent London PLC	1,178	51,734
Grainger Trust PLC	3,000	12,944
Land Securities Group PLC	5,336	72,609
Londonmetric Properity PLC	17,265	45,232
Tritax Big Box REIT PLC	15,889	32,768
U & I Group PLC	9,191	27,711

TOTAL UNITED KINGDOM		269,130

United States of America - 44.7%
American Homes 4 Rent Class A	1,291	26,078
Apartment Investment & Management Co. Class A	306	12,424
AvalonBay Communities, Inc.	317	51,671
Boston Properties, Inc.	596	72,360
Braemar Hotels & Resorts, Inc.	300	3,120
Brandywine Realty Trust (SBI)	1,629	26,243
Camden Property Trust (SBI)	248	21,179
DCT Industrial Trust, Inc.	899	58,947
DiamondRock Hospitality Co.	1,920	21,216
Digital Realty Trust, Inc.	463	48,934
Duke Realty Corp.	2,758	74,742
Equity Lifestyle Properties, Inc.	706	62,947
Equity Residential (SBI)	814	50,232
Essex Property Trust, Inc.	149	35,714
Extra Space Storage, Inc.	548	49,095
Gaming & Leisure Properties	480	16,450
Gramercy Property Trust	1,071	25,169
Host Hotels & Resorts, Inc.	2,439	47,707
Hudson Pacific Properties, Inc.	655	21,530
Park Hotels & Resorts, Inc.	400	11,512
Prologis, Inc.	1,746	113,332
Public Storage	156	31,478
Regency Centers Corp.	503	29,602
RLJ Lodging Trust	450	9,347
Sabra Health Care REIT, Inc.	390	7,141
Simon Property Group, Inc.	495	77,388
SL Green Realty Corp.	318	31,081
Spirit Realty Capital, Inc.	2,187	17,605
Sun Communities, Inc.	458	42,983
The Macerich Co.	415	23,912
UDR, Inc.	2,293	82,892
Urban Edge Properties	480	9,874
Ventas, Inc.	943	48,489
VEREIT, Inc.	4,709	32,021
VICI Properties, Inc.	590	10,726
Welltower, Inc.	717	38,316

TOTAL UNITED STATES OF AMERICA		1,343,457

TOTAL COMMON STOCKS
(Cost $2,897,240)		3,004,208
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $2,897,240)		3,004,208
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,562
NET ASSETS - 100%		$3,006,770

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,533 or 1.8% of net assets.

 (b) Non-income producing

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$660
Total	$660

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$31,748	$31,748	$--	$--
Financials	41,322	15,412	25,910	--
Real Estate	2,931,138	2,405,149	525,989	--
Total Investments in Securities:	$3,004,208	$2,452,309	$551,899	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$444,808
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 28, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2018